Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 18, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
C000122820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	First Trust Global Tactical Commodity Strategy Fund
Account Value	$ 11,808	$ 11,808	$ 11,808	$ 11,808	$ 11,631	$ 10,780	$ 10,758	$ 11,336	$ 11,245	$ 9,678	$ 9,207	$ 7,556	$ 6,113	$ 7,427	$ 7,223	$ 6,967	$ 7,991	$ 8,010	$ 7,507	$ 7,785	$ 8,224		$ 7,744	$ 9,440	$ 10,000
Average Annual Return, Percent	9.71%	9.73%		1.68%
C000168150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	First Trust Alternative Absolute Return Strategy ETF
Account Value	$ 12,101	$ 12,101	$ 12,101	$ 12,101	12,066	11,382	11,555	12,081	12,726	10,981	10,880	9,675	9,085	9,012	9,169	9,128	9,951	10,060	9,500	9,483	9,930	$ 10,000
Average Annual Return, Percent	6.31%	6.07%	2.24%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,431	$ 33,431	$ 33,431	$ 33,431	30,827	26,740	24,752	21,174	20,692	25,852	23,150	20,087	16,443	16,966	15,296	12,904	13,853	13,495	12,112	11,077	10,274	10,000	10,138	10,123	10,000
Average Annual Return, Percent	25.02%	14.53%	15.03%	13.10%
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Account Value	$ 13,850	$ 13,850	$ 13,850	$ 13,850	13,819	13,143	13,161	14,272	14,563	12,296	11,719	9,673	8,048	9,985	9,741	9,272	10,446	10,446	9,731	10,271	10,407	10,000	7,535	9,844	10,000
Average Annual Return, Percent	5.38%	6.77%	3.85%	1.28%
S And P GSCI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI®
Account Value	$ 11,309	$ 11,309	$ 11,309	$ 11,309	11,495	10,349	9,996	10,811	11,653	8,581	8,034	6,114	5,105	8,016	7,724	6,815	8,727	7,908	6,711	7,477	7,376		$ 6,714	$ 9,979	$ 10,000
Average Annual Return, Percent	9.25%	7.12%		1.24%
Three Month U S Treasury Bills Plus 3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	3 Month U.S. Treasury Bills + 3%
Account Value	$ 15,411	$ 15,411	$ 15,411	$ 15,411	$ 14,800	$ 14,206	$ 13,627	$ 13,129	$ 12,765	$ 12,559	$ 12,367	$ 12,182	$ 11,991	$ 11,743	$ 11,447	$ 11,142	$ 10,859	$ 10,612	$ 10,398	$ 10,212	$ 10,041	$ 10,000
Average Annual Return, Percent	8.48%	5.59%	5.14%